New USA Mutual Funds, Inc.

New USA Growth Fund

Annual Report

January 31, 1997



New USA Mutual Funds, Inc.

Directors and Officers

William J. O'Neil       Chairman of the Board, Chief Executive Officer and
                        Director
Jerry Dackerman         Director
James H. Macklin        Director
Jong S. Park, M.D.      Director
Fredrick M. Russo, M.D. Director
Margaret R. Harries     Senior Vice President and Secretary
David Ryan              Senior Vice President
Natalie D. Carter       Chief Financial Officer

Investment Manager      New USA Research & Management Co.
                        12655 Beatrice Street
                        Los Angeles, California  90066

Distributor             New USA Mutual Funds Distributor
                        A Division of William O'Neil + Co. Incorporated
                        12655 Beatrice Street
                        Los Angeles, California  90066

Administrator           State Street Bank and Trust Company
                        1776 Heritage Drive
                        North Quincy, Massachusetts 02171

Transfer Agent          State Street Bank and Trust Company
                        1776 Heritage Drive
                        North Quincy, Massachusetts  02171

Auditors                Arthur Andersen LLP
                        225 Franklin Street
                        Boston, Massachusetts  02110

Legal Counsel           Gibson, Dunn & Crutcher LLP
                        333 South Grand Avenue
                        Los Angeles, California  90071

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares, when redeemed, may be worth more or less than their original cost.

Date of first use:  March 15, 1997

New USA Mutual Funds, Inc.
1-800-222-2872

CHAIRMAN'S LETTER TO SHAREHOLDERS


Dear Shareholder:

Nineteen-ninety six marked the second straight year of solid performance for the New USA Growth Fund. With our 21% gain for the calendar year, our two-year average now stands at a very respectable 32%. (After deduction of the maximum 5% sales charge, the Fund's average annual total return from its inception on 4-29-92 through 12-31-96 was 14.44%, and for the twelve months ending 12-31-96 was 14.84%.)*

During 1996, we faced a much more challenging market environment than in 1995, characterized by a widespread shift into a narrow group of large cap stocks. This shift has invited many comparisons to the period of the "Nifty Fifty" in the early 1970s. A similar trend has persisted in the early part of 1997.

We are often asked what we think of this market. Looking at the obvious, we see increased volatility, the breakdown of a number of old leaders, a flight to quality and liquidity, fear of interest rate hikes and general anxiety over the age of the bull market. Interestingly enough, these are largely the same issues that greeted us at the beginning of 1996.

We also see a strong U.S. economy filled with entrepreneurship, innovation and world leadership in many categories. From within these ranks, new leaders and groups will undoubtedly emerge as the year unfolds. The pace of technological change almost demands such an ongoing repositioning.

While current market conditions have not been ideal for aggressive growth funds as a group, we still believe that significant investment opportunities exist. As we have stated in the past, we also believe that our unique database tools and broad vision give us a flexibility lacking in many other mutual funds.

Our belief is that the next five to ten years will see continued growth and progress in the U.S. markets, with hundreds of new issues each year. We anticipate that the U.S. will continue to be a leader in technology and other fields.

We foresee the economy as being positive over the long-term. We consider it important to keep long-term goals in sight rather than being overly concerned with short-term events. It is our continued belief that the major gain for mutual fund shareholders is in the compounding of performance over the long-term.

Sincerely,

William J. O'Neil
Chairman

Note to Shareholders: On March 4, 1997, the directors of New USA Mutual Funds, Inc. approved an Agreement and Plan of Reorganization in which the assets of the New USA Growth Fund would be combined with the assets of the MFS Emerging Growth Fund ("MFS Fund"), a series of the MFS Series Trust II. As a result of this transaction, the shareholders of the New USA Growth Fund would become shareholders of the MFS Fund. Following this transaction, New USA Mutual Funds, Inc. would cease operations. This transaction remains subject to the approval of the shareholders of the Fund.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original costs.

The Fund's Distributor is William O'Neil + Co. Incorporated, a member of the NYSE, NASD and SIPC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

LOOKING BACK AT 1996

Through May of 1996, the portfolio was ideally positioned with many of the first half's biggest winners. In addition, we did a good job selling these stocks (such as MRV Communications, Brooktrout Technologies and U.S. Robotics) on the way up before a 20% correction in the NASDAQ Composite and a 10% correction in the Dow Jones Industrial Average. Within three days of the market bottom in July, we were back to a fully invested position. However, the market then shifted its focus from the middle capitalization stocks (our core strength) to the larger capitalization companies. While we were quick to sell our under performing stocks, we did not move enough money into the larger capitalization stocks to take full advantage of the market shift. While some other aggressive growth funds fell hard during the last five months of the year, we finished 1996 up 21%. (After deduction of the maximum 5% sales charge, the Fund's average annual total return from its inception on 4-29-92 through 12-31-96 was 14.44%, and for the twelve months ending 12-31-96 was 14.84%.)*

SO FAR IN 1997

In the first two months of 1997, money continues to pour into the larger capitalization, "nifty fifty" stocks, while the rest of the market languishes. As a result, the Dow Jones Industrial Average has climbed 7.5%, more than double the 3.4% gain experienced by the NASDAQ Composite. Investors are looking to the safety and comfort of household names and not to the entrepreneurial growth names that we focus on.

SECTOR OVERVIEW

Currently, our largest group holdings are in Oil & Gas Drilling (9.08% of net assets), Medical -Biomedical/Genetics (8.31%), Telecommunications Equipment (5.23%), Oil & Gas Machinery/Equipment (5.23%) and Retail Apparel/Shoes (4.56%). Despite the recent correction in the Oil & Gas Drilling sector, we are holding our underlying stocks because the demand and pricing for offshore rigs continues to rise. Indeed, it has been over twenty years since the proper fundamental backdrop existed to support a long term move in the oil group. Representative holdings in this area include Global Marine, Ensco International and Diamond Offshore.

In the biotechnology arena, we favor companies with promising drug candidates testing in Phase III clinical trials or with new drugs already selling in the market. In the Telecommunications Equipment group, we are playing the build out of the Personal Communications Services (PCS) market, which will compete with the cellular phone market for mobile communications.

OUTLOOK FOR THE FUTURE

Low inflation, innovation and a strong dollar are attracting investors from around the world to our stock market, moving it higher and higher. We can never forget, however, that this bull market is two years and 3,000 points old - intermediate price corrections and bear markets have not become extinct. Currently we hold about 15% cash and are looking for buying opportunities. We continue to use a bottoms up approach to investing by researching one stock at a time. As always, we feel that the New USA Growth Fund is an attractive way to participate in the success of many of today's most dynamic growth companies.

Sincerely,

David Ryan
February 26, 1997

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original costs.

The Fund's Distributor is William O'Neil + Co. Incorporated, a member of the NYSE, NASD and SIPC.

MANAGEMENT'S DISCUSSION AND ANALYSIS:
INDEX COMPARISON

COMPARISON OF A HYPOTHETICAL INVESTMENT IN
NEW USA GROWTH FUND** AND THE S&P 500*

From April 29, 1992 (commencement of operations) through January 31, 1997

[Begin Chart Data]

Date            New USA Growth Fund     S&P 500
04/29/92        $ 9,500.00              $10,000.00
01/31/93        $10,451.31              $10,892.56
01/31/94        $11,383.71              $12,295.33
01/31/95        $10,278.92              $12,360.62
01/31/96        $14,874.93              $17,139.63
01/31/97        $19,250.73              $21,269.04

Average Annual Total Returns**
Year Ended January 31, 1997
                                        Past 1 year
New USA Growth Fund                     29.33%
New USA Growth Fund
  (inc. max. 5% front-end load)         22.88%
S&P 500                                 24.09%


* Performance graph for New USA Growth Fund includes deduction of the maximum 5% front-end load. The S&P 500 return assumes no transaction costs.

** Total return is calculated including reinvestment of all income dividends and capital gains distributions. Past performance results shown in this report should not be considered a representation of future performance.

-------------------------------------------------------------------------------
NEW USA GROWTH FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JANUARY 31, 1997
-------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                SHARES                                                                                            MARKET
                 HELD                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS -- 89.03%
           AEROSPACE/DEFENSE -- 2.75%
  55,000   Boeing Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $         5,891,875
                                                                                                         -------------------

           COMMERCIAL BANKS/
           WESTERN U.S. -- 1.59%
  150,000  City National Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,412,500
                                                                                                         -------------------

           BUILDING/CONSTRUCTION
           PRODUCTS/MISCELLANEOUS -- 0.23%
  35,000   Kevco Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      494,375
                                                                                                         -------------------

           CHEMICALS/FERTILIZERS -- 0.78%
  20,000   Potash Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,682,500
                                                                                                         -------------------

           COMMERCIAL SERVICES/
            MISCELLANEOUS -- 0.65%
  47,200   Amresco Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,174,100
   7,500   Billing Information Concepts
            Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      223,125
                                                                                                         -------------------
                                                                                                                   1,397,225
                                                                                                         -------------------
           COMMERICAL SERVICES/
            SCHOOLS -- 0.47%
  30,000   Apollo Group Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      997,500
                                                                                                         -------------------

           COMMERICAL SERVICES/
            SECURITY/SAFETY -- 1.04%
  30,000   Corrections Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      937,500
  45,000   Ultrak Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,293,750
                                                                                                         -------------------
                                                                                                                   2,231,250
                                                                                                         -------------------
           COMPUTER/INTEGRATED
            SYSTEMS -- 0.47%
  20,000   Wind River Systems Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,017,500
                                                                                                         -------------------

           COMPUTER/LOCAL AREA
            NETWORKS -- 1.26%
 100,100   Xircom Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,702,700
                                                                                                         -------------------

           COMPUTER/MEMORY
            DEVICES -- 5.60%
  12,000   Advanced Digital Information + . . . . . . . . . . . . . . . . . . . . . . . . . . .                      234,000
  10,000   Intevac Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      185,000
  45,000   Network Appliance Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,306,250
  45,000   Storage Technology Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,205,000
  97,500   Western Digital Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    7,068,750
                                                                                                         -------------------
                                                                                                                  11,999,000
                                                                                                         -------------------
           COMPUTER/MINI/MICRO -- 2.77%
  90,000   Dell Computer Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    5,951,250
                                                                                                         -------------------

           COMPUTER/PERIPHERAL
            EQUIPMENT -- 1.88%
 135,000   Lexmark International Group
           INC.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $         3,358,125
  17,500   Splash Technology Holdings Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . .                      665,000
                                                                                                         -------------------
                                                                                                                   4,023,125
                                                                                                         -------------------
           COMPUTER/SOFTWARE -- 8.64%
  31,500   Credit Management Solutions
            Inc.+   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      622,125
  60,000   Electronics For Imaging Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    5,565,000
  10,000   Keane Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      311,250
  36,000   Manugistics Group Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,575,000
  85,000   McAfee Associates Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,951,250
  10,000   Pegasystems Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      377,500
  57,500   Peoplesoft Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,133,750
  10,000   Project Software &
            Development Inc.+   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      447,500
   5,000   Scopus Technology+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      251,250
  40,000   Simulation Sciences Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      610,000
  15,000   Tecnomatix Technologies Ltd.+  . . . . . . . . . . . . . . . . . . . . . . . . . . .                      382,500
  19,000   Uol Publishing Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      289,750
                                                                                                         -------------------
                                                                                                                  18,516,875
                                                                                                         -------------------
           DISCOUNT/VARIETY -- 0.49%
  40,000   Mazel Stores Inc.+.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,050,000
                                                                                                         -------------------

           ELECTRONIC/LASER SYSTEMS/
            COMPONENTS -- 1.20%
  50,000   Cymer Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,575,000
                                                                                                         -------------------

           ELECTRONIC/MISCELLANEOUS/
            COMPONENTS -- 0.61%
  35,000   Sawtek Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,303,750
                                                                                                         -------------------

           ELECTRONIC PRODUCTS/
            MISCELLANEOUS -- 0.27%
  17,500   BMC Industries Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      573,125
                                                                                                         -------------------

           ELECTRONICS/SEMICONDUCTOR
            EQUIPMENT -- 2.98%
  25,000   ASM Lithography Holding NV+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,828,125
  30,500   Dupont Photomasks Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,662,250
  65,000   Etec Systems Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,892,500
                                                                                                         -------------------
                                                                                                                   6,382,875
                                                                                                         -------------------

           ELECTRONICS/SEMICONDUCTOR
            MANUFACTURING -- 4.01%
  20,000   Anadigics Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,065,000
  25,000   Intel Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,056,250
   5,000   Triquint Semiconductor Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      181,250
  60,000   Vitesse Semiconductor Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,292,500
                                                                                                         -------------------
                                                                                                                   8,595,000
                                                                                                         -------------------






The accompanying notes are an integral part of this schedule.

----------------------------------------------------------------------------------------------------------------------------
 SHARES                                                                                                         MARKET
  HELD                                                                                                           VALUE
----------------------------------------------------------------------------------------------------------------------------
           ELECTRICAL/CONNECTORS -- 0.10%
  10,000   JPM Co.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $           216,250
                                                                                                         -------------------

           ELECTRICAL/EQUIPMENT -- 0.17%
  20,000   Encore Wire Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      375,000
                                                                                                         -------------------

           ENERGY/ALTERNATIVE
            SOURCES -- 0.14%
   5,000   Aes Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      296,875
                                                                                                         -------------------

           FINANCE/MORTGAGE & REALTY
            SERVICES -- 0.60%
  15,000   Emergent Group Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      225,000
  48,750   Southern Pacific Funding Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,054,219
                                                                                                         -------------------
                                                                                                                   1,279,219
                                                                                                         -------------------
           FINANCIAL SERVICES/
            MISCELLANEOUS -- 1.61%
  75,000   Sunamerica Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,459,375
                                                                                                         -------------------

           FOOD/DAIRY PRODUCTS -- 0.22%
  20,000   Morningstar Group Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      475,000
                                                                                                         -------------------

           HOUSEHOLD/OFFICE
            FURNITURE -- 2.04%
  75,000   Herman Miller Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,368,750
                                                                                                         -------------------

           LEISURE/MOVIES &
            RELATED -- 0.28%
  30,000   Ballantyne Omaha Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      600,000
                                                                                                         -------------------

           MACHINERY/CONSTRUCTION/
            MINING -- 0.48%
  45,000   ASV Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,035,000
                                                                                                         -------------------

           MEDICAL/BIOMED/
            GENETICS -- 6.95%
  32,500   Agouron Pharmaceuticals Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,786,875
 110,000   Bio Technology General Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,856,250
  45,700   Biochem Pharmaceuticals Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,564,913
 102,500   Biogen Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,791,875
   5,000   Human Genome Sciences Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      230,000
  40,000   Incyte Pharmacuticals Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,660,000
                                                                                                         -------------------
                                                                                                                  14,889,913
                                                                                                         -------------------
           MEDICAL/ETHICAL DRUGS -- 0.64%
  25,000   Teva Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,368,750
                                                                                                         -------------------

           MEDICAL/OUTPATIENT/
            HOME CARE -- 0.38%
  25,000   Curative Technologies Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      809,375
                                                                                                         -------------------

           MEDICAL/PRODUCTS -- 2.22%
  30,000   Emisphere Technologies Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      697,500
  25,000   Sabratek Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      512,500
 110,200   Safeskin Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,644,800
  15,000   Vivus Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      915,000
                                                                                                         -------------------
                                                                                                                   4,769,800
                                                                                                         -------------------

           METAL/PROCESSING &
            FABRICATION -- 0.39%
  22,500   NCI Building Systems Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $           832,500
                                                                                                         -------------------

           OIL & GAS/DRILLING -- 11.39%
  46,000   Cliffs Drilling Co.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,139,500
  67,500   Diamond Offshore Drilling Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,463,437
  90,000   Ensco International Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,961,250
  90,600   Falcon Drilling Co., Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,408,825
 220,000   Global Marine Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    4,922,500
  20,000   Precision Drilling Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      910,000
  90,000   Reading & Bates Corp.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,621,250
                                                                                                         -------------------
                                                                                                                  24,426,762
                                                                                                         -------------------


           OIL & GAS/FIELD SERVICES -- 0.71%
  32,500   Trico Marine Services Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,519,375
                                                                                                         -------------------

           OIL & GAS/MACHINERY/
            EQUIPMENT -- 4.40%
  80,000   Cooper Cameron Corp.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    5,830,000
  60,000   Energy Ventures Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,600,000
                                                                                                         -------------------
                                                                                                                   9,430,000
                                                                                                         -------------------
           OIL & GAS/U.S. EXPLORATION &
            PRODUCTS -- 1.52%
  50,000   Nuevo Energy Co.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,575,000
  16,000   Pogo Producing Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      674,000
                                                                                                         -------------------
                                                                                                                   3,249,000
                                                                                                         -------------------
           POLLUTION CONTROL/
            SERVICES -- 1.32%
  10,000   Newpark Resources Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      466,250
  65,000   USA Waste Services Inc.+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,372,500
                                                                                                         -------------------
                                                                                                                   2,838,750
                                                                                                         -------------------

           REAL ESTATE/OPERATIONS -- 1.53%
  75,000   Fairfield Communities Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,175,000
  30,000   Signature Resorts Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,098,750
                                                                                                         -------------------
                                                                                                                   3,273,750
                                                                                                         -------------------

           RETAIL/APPAREL &
            SHOES -- 3.38%
  10,000   Finish Line Inc.+  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      220,000
  45,000   Pacific Sunwear+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,192,500
  69,600   Ross Stores Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,853,600
  75,000   TJX Cos. Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    2,981,250
                                                                                                         -------------------
                                                                                                                   7,247,350
                                                                                                         -------------------
           RETAIL/HOME
            FURNISHINGS -- 0.61%
  30,000   Ethan Allen Interiors Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,316,250
                                                                                                         -------------------

           RETAIL/RESTAURANTS -- 0.49%
  40,000   Lone Star Steakhouse &
            Saloon+   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    1,055,000
                                                                                                         -------------------

           RETAIL/WHOLESALE
            COMPUTERS -- 1.85%
 125,500   Pomeroy Computer Resources+  . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    3,953,250
                                                                                                         -------------------




The accompanying notes are an integral part of this schedule.

-------------------------------------------------------------------------------
  SHARES                                                              MARKET
   HELD                                                                VALUE
-------------------------------------------------------------------------------
              SHOES/RELATED APPAREL -- 1.27%
     40,000   Nike Inc.  . . . . . . . . . . . . . . . . . . . . $    2,715,000
                                                                 --------------

              TELECOMMUNICATIONS/
               EQUIPMENT -- 5.20%
     25,000   Brightpoint Inc.+  . . . . . . . . . . . . . . . .        709,375
     59,500   Digital Microwave Corp.+ . . . . . . . . . . . . .      2,097,375
     35,000   MRV Communications Inc.+ . . . . . . . . . . . . .        966,875
     30,000   Nokia Corp.  . . . . . . . . . . . . . . . . . . .      2,006,250
     30,000   P Common Inc.+ . . . . . . . . . . . . . . . . . .      1,166,250
     57,500   Qualcomm Inc.+ . . . . . . . . . . . . . . . . . .      3,220,000
     37,500   Remec Inc.+  . . . . . . . . . . . . . . . . . . .        975,000
                                                                 --------------
                                                                     11,141,125
                                                                 --------------
              TELECOMMUNICATIONS/
               SERVICES -- 0.48%
     35,000   Pacific Gateway Exchange
               Inc.+   . . . . . . . . . . . . . . . . . . . . .      1,041,250
                                                                 --------------

                 TOYS/GAMES/HOBBY -- 0.40%
     40,000   Action Performance Co., Inc.+  . . . . . . . . . .        850,000
                                                                 --------------

              TRUCKS AND PARTS/HEAVY
               DUTY -- 0.57%
     60,000   Miller Industries Inc.+  . . . . . . . . . . . . .      1,215,000
                                                                 --------------

             Total Common Stocks
               (cost $166,179,257)   . . . . . . . . . . . . . .    190,845,094
                                                                 --------------

  CONTRACT
   VALUE
              REPURCHASE AGREEMENT -- 10.91%
$23,396,269   Repurchase Agreement dated
              1/31/97 with State Street Bank
              and Trust Co., 4.900% due 2/3/97,
              collaterized by United States Treasury
              Bill, due 11/13/97 ( market value $23,867,397)
              (repurchase proceeds $23,405,822)
              (cost $23,396,269).  . . . . . . . . . . . . . . . $   23,396,269
                                                                 --------------

               TOTAL INVESTMENTS AND
               REPURCHASE AGREEMENT --
               99.94%
               (cost $189,575,526)   . . . . . . . . . . . . . .    214,241,363
               OTHER ASSETS LESS
               LIABILITIES -- 0.06%  . . . . . . . . . . . . . .        133,677
                                                                 --------------

               NET ASSETS -- 100.00% . . . . . . . . . . . . . . $  214,375,040
                                                                 ==============

+ Non-income producing security










The accompanying notes are an integral part of this schedule.

-------------------------------------------------------------------------------
NEW USA GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1997
-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
         (cost $166,179,257) (Note 1) . . . . . . . . . . . . .  $  190,845,094
Repurchase agreement (Note 1) . . . . . . . . . . . . . . . . .      23,396,269
                                                                 --------------
         Total investments and repurchase
         agreement  . . . . . . . . . . . . . . . . . . . . . .     214,241,363
                                                                 --------------
Receivable for securities sold  . . . . . . . . . . . . . . . .       5,786,132
Receivable for Fund shares sold . . . . . . . . . . . . . . . .         222,663
Dividends receivable  . . . . . . . . . . . . . . . . . . . . .          25,527
Deferred organization expenses -
         net (Note 1) . . . . . . . . . . . . . . . . . . . . .          16,183
Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . .          15,986
Interest receivable . . . . . . . . . . . . . . . . . . . . . .           3,184
Other receivables . . . . . . . . . . . . . . . . . . . . . . .           6,096
                                                                 --------------
         Total Assets . . . . . . . . . . . . . . . . . . . . .     220,317,134
                                                                 --------------

LIABILITIES:
Payable for securities purchased  . . . . . . . . . . . . . . .       5,232,790
Payable for Fund shares redeemed  . . . . . . . . . . . . . . .         271,809
Investment management fee
         payable (Note 2) . . . . . . . . . . . . . . . . . . .         179,861
Distributor fee payable (Note 2)  . . . . . . . . . . . . . . .          55,942
Administration fee payable (Note 2) . . . . . . . . . . . . . .          36,806
Other accrued expenses and
         liabilities  . . . . . . . . . . . . . . . . . . . . .         164,886
                                                                 --------------
         Total Liabilities  . . . . . . . . . . . . . . . . . .       5,942,094
                                                                 --------------
NET ASSETS    . . . . . . . . . . . . . . . . . . . . . . . . .  $  214,375,040
                                                                 ==============
Net assets consist of:
Capital stock, $0.01 par value;
         200,000,000 shares authorized,
         15,682,188 shares issued and
         outstanding (Note 4) . . . . . . . . . . . . . . . . .  $      156,822
Additional paid-in capital  . . . . . . . . . . . . . . . . . .     183,073,786
Accumulated realized gain
         on investments - net . . . . . . . . . . . . . . . . .       6,478,595
Unrealized appreciation on
         investments - net  . . . . . . . . . . . . . . . . . .      24,665,837
                                                                 --------------
NET ASSETS    . . . . . . . . . . . . . . . . . . . . . . . . .  $  214,375,040
                                                                 ==============

Net asset value and redemption
         price per share  . . . . . . . . . . . . . . . . . . .  $        13.67
                                                                 ==============
Maximum offering price
         per share  . . . . . . . . . . . . . . . . . . . . . .  $        14.39
                                                                 ==============


INVESTMENT INCOME (NOTE 1):
Dividends (net of foreign withholding
         tax of $8,641) . . . . . . . . . . . . . . . . . . . .  $      354,035
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . .         618,736
Miscellaneous income  . . . . . . . . . . . . . . . . . . . . .          19,360
                                                                 --------------
Total Investment Income . . . . . . . . . . . . . . . . . . . .         992,131
                                                                 --------------

EXPENSES:
Investment management fees (Note 2) . . . . . . . . . . . . . .       2,083,889
Distribution fees (Note 2)  . . . . . . . . . . . . . . . . . .         876,879
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . .         261,340
Administration fees (Note 2)  . . . . . . . . . . . . . . . . .         208,196
Custodian fees  . . . . . . . . . . . . . . . . . . . . . . . .         173,260
Professional fees . . . . . . . . . . . . . . . . . . . . . . .          90,983
Amortization of deferred organization
         expenses (Note 1)  . . . . . . . . . . . . . . . . . .          68,109
Directors' fees . . . . . . . . . . . . . . . . . . . . . . . .          44,955
Registration fees . . . . . . . . . . . . . . . . . . . . . . .          24,753
Reports to shareholders . . . . . . . . . . . . . . . . . . . .          14,069
Other expenses  . . . . . . . . . . . . . . . . . . . . . . . .         100,958
                                                                 --------------
         Total expenses excluding interest  . . . . . . . . . .       3,947,391
         Interest expense (Note 5)  . . . . . . . . . . . . . .         446,375
                                                                 --------------
         Total expenses . . . . . . . . . . . . . . . . . . . .       4,393,766
                                                                 --------------
Net investment loss . . . . . . . . . . . . . . . . . . . . . .     (3,401,635)
                                                                 -------------

REALIZED AND UNREALIZED
         GAIN ON INVESTMENTS
         (NOTES 1 AND 3):
Net realized gain from
         securities transactions  . . . . . . . . . . . . . . .      51,357,443
Change in unrealized appreciation on
         investments - net  . . . . . . . . . . . . . . . . . .       4,032,753
                                                                 --------------
Net realized and unrealized gain on
         investments  . . . . . . . . . . . . . . . . . . . . .      55,390,196
                                                                 --------------

NET INCREASE IN NET ASSETS
         RESULTING FROM
         OPERATIONS . . . . . . . . . . . . . . . . . . . . . .  $   51,988,561
                                                                 ==============








The accompanying notes are an integral part of this statement.

NEW USA GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                             YEAR ENDED           YEAR ENDED
                                                                          JANUARY 31, 1997     JANUARY 31, 1996
                                                                          ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss . . . . . . . . . . . . . . . . . . . . . . . . .     $    (3,401,635)      $   (4,207,619)
Realized gain on securities, futures
  and short sales transactions - net  . . . . . . . . . . . . . . . .          51,357,443           56,852,165
Change in unrealized appreciation on investments- net . . . . . . . .           4,032,753           12,032,523
                                                                          ---------------       --------------
   Net increase in net assets resulting from operations   . . . . . .          51,988,561           64,677,069
                                                                          ---------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on securities, futures,
   short sales and options transactions   . . . . . . . . . . . . . .        (56,185,375)          (27,138,147)
                                                                          --------------        --------------

FROM FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from shares sold . . . . . . . . . . . . . . . . . . . .         23,644,323            12,165,690
Shares issued to shareholders in
  reinvestment of distributions . . . . . . . . . . . . . . . . . . .         50,790,344            24,126,151
Payments for shares redeemed  . . . . . . . . . . . . . . . . . . . .        (40,729,904)          (59,079,462)
                                                                          --------------        --------------
  Net increase (decrease) in net assets from Fund share transactions           33,704,763          (22,787,621)
                                                                          ---------------       --------------
  Net increase in net assets  . . . . . . . . . . . . . . . . . . . .          29,507,949           14,751,301
                                                                          ---------------       --------------

NET ASSETS:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . .        184,867,091           170,115,790
                                                                          --------------        --------------
End of year (Including accumulated net investment income of $0
and $469,484, respectively  . . . . . . . . . . . . . . . . . . . . .     $  214,375,040       $   184,867,091
                                                                          ==============       ===============





The accompanying notes are an integral part of this statement.

NEW USA GROWTH FUND
STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JANUARY 31, 1997
-------------------------------------------------------------------------------


CASH FLOWS PROVIDED BY (USED FOR) OPERATING ACTIVITIES:
 Interest and dividends received    . . . . . . . . . . . . . . . . . . . . . . . .             $      971,388
 Expenses paid    . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (4,335,440)
                                                                                                --------------
  Net cash used for operating activities  . . . . . . . . . . . . . . . . . . . . .                 (3,364,052)
                                                                                                --------------

CASH FLOWS PROVIDED BY (USED FOR) INVESTING ACTIVITIES:
 Purchase of portfolio securities   . . . . . . . . . . . . . . . . . . . . . . . .               (892,493,891)
 Sales and maturities of portfolio securities   . . . . . . . . . . . . . . . . . .                933,092,698
                                                                                                --------------
  Net cash flows provided by investing activities   . . . . . . . . . . . . . . . .                 40,598,807
                                                                                                --------------

CASH FLOWS PROVIDED BY (USED FOR) FINANCING ACTIVITIES:
 Net borrowings   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (14,000,000)
 Dividends and distributions paid (excluding reinvestment of
  dividends and distributions of $50,790,344)   . . . . . . . . . . . . . . . . . .                 (5,395,031)
 Proceeds from capital stock shares sold    . . . . . . . . . . . . . . . . . . . .                 23,540,502
 Cost of capital stock shares redeemed    . . . . . . . . . . . . . . . . . . . . .                (41,380,226)
                                                                                                --------------
  Net cash flows used for financing activities    . . . . . . . . . . . . . . . . .                (37,234,755)
                                                                                                --------------
  NET DECREASE IN CASH  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       --
CASH AT BEGINNING OF PERIOD   . . . . . . . . . . . . . . . . . . . . . . . . . . .                         --
                                                                                                --------------
CASH AT END OF PERIOD   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             $           --
                                                                                                ==============

RECONCILIATION OF NET INCREASE
 IN NET ASSETS RESULTING FROM OPERATIONS
 TO NET CASH FLOWS USED FOR
 OPERATING ACTIVITIES:
Net increase in net assets resulting from operations  . . . . . . . . . . . . . . .             $   51,988,561
Net realized gain on investments  . . . . . . . . . . . . . . . . . . . . . . . . .                (51,357,443)
Increase in unrealized appreciation   . . . . . . . . . . . . . . . . . . . . . . .                 (4,032,753)
Accretion of discount on short-term securities  . . . . . . . . . . . . . . . . . .                         --
Increase in interest and dividends receivable   . . . . . . . . . . . . . . . . . .                    (20,743)
Decrease in prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . .                     69,165
Decrease in accrued expenses and other payables . . . . . . . . . . . . . . . . . .                    (10,839)
                                                                                                --------------
 Net cash used for operating activities   . . . . . . . . . . . . . . . . . . . . .             $   (3,364,052)
                                                                                                ==============

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
 Cash paid during the period for interest   . . . . . . . . . . . . . . . . . . . .             $      446,375
                                                                                                ==============





The accompanying notes are an integral part of this statement.

NEW USA GROWTH FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                APRIL 29, 1992*
                                                                                                                    THROUGH
                                                                              YEAR ENDED JANUARY 31,               JANUARY 31,
                                                                 -----------------------------------------------------------
                                                                   1997          1996         1995        1994         1993
                                                                 ---------     --------     --------     -------      ------
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning of period  . . . . . . . . . . . . .  $   14.39     $  11.63     $  12.88     $ 13.20      $12.00
                                                                 ---------     --------     --------     -------      ------
Income from investment operations:
    Net investment loss   . . . . . . . . . . . . . . . . . . .       (.10)       (0.37)       (0.15)      (0.14)      (0.01)
    Net realized and unrealized gain (loss) on
     securities, futures, short sales, and option
     transactions   . . . . . . . . . . . . . . . . . . . . . .       4.15         5.54        (1.10)       1.27        1.21
                                                                 ---------     --------     --------     -------      ------
Total from investment operations  . . . . . . . . . . . . . . .       4.05         5.17        (1.25)       1.13        1.20
Less distributions to shareholders from:
    Net realized gain on securities, futures,
     short sales and options transactions   . . . . . . . . . .      (4.77)       (2.41)           -       (1.45)         --
                                                                 ---------     --------     --------     -------      ------
Total distributions . . . . . . . . . . . . . . . . . . . . . .      (4.77)       (2.41)           -       (1.45)         --
                                                                 ---------     --------     --------     -------      ------
Net asset value, end of period  . . . . . . . . . . . . . . . .  $   13.67     $  14.39     $  11.63     $ 12.88      $13.20
                                                                 =========     ========     ========     =======      ======

TOTAL INVESTMENT RETURN (a) . . . . . . . . . . . . . . . . . .      29.33%       44.61%       (9.70)%      8.92%      10.00% (b)

RATIOS AND SUPPLEMENTAL DATA:
Ratio of interest expense to average net assets   . . . . . . .       0.22%        0.49%          --          --          --
Ratio of distribution fees to average net assets  . . . . . . .       0.42%        0.60%        0.61%       0.51%       0.56% (c)
Ratio of net expenses (excluding interest expense
    and distribution fees) to average net assets  . . . . . . .       1.47%        1.60%        1.51%       1.60%       1.65% (c)
                                                                 ---------     --------     --------     -------      ------
Ratio of net expenses to average net assets   . . . . . . . . .       2.11%        2.69%        2.12%       2.11%       2.21% (c)(d)
                                                                 =========     ========     ========     =======      ======
Ratio of net investment loss to average net assets  . . . . . .      (1.63)%      (2.32)%      (0.63)%     (1.02)%     (0.18)%(c)(d)
Borrowings, end of period (millions)  . . . . . . . . . . . . .         --        $14.0           --          --          --
Average amount of borrowings outstanding
    during the period (millions)  . . . . . . . . . . . . . . .      $14.0(e)     $15.7(e)        --          --          --

Average number of shares outstanding
    during the period (millions)  . . . . . . . . . . . . . . .       12.6(e)      12.4(e)        --          --          --

Average amount of borrowings per
    share during the period   . . . . . . . . . . . . . . . . .      $1.11(e)     $1.27(e)        --          --          --

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . .      432.58%      525.28%      344.45%     395.15%     280.66%

Average commission rate . . . . . . . . . . . . . . . . . . . .    $0.0482(f)        --           --          --          --
                                                                                    -
Net assets, end of period (000's) . . . . . . . . . . . . . . .    $214,375     $184,867     $170,116    $266,605     $295,590
--------------------------------------------------------------------------------------------------------------------------------

*        Commencement of operations.
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charge. Total return would be reduced if a sales charge were taken into account.
(b)      Non-annualized.
(c)      Annualized.
(d) For the period April 29, 1992 through January 31, 1993, the Manager reimbursed expenses in the amount of $254,725. Had the Manager not reimbursed expenses for that period the annualized ratio of net operating expenses to average net assets and the annualized ratio of net investment loss to average net assets would have been 2.35% and (0.31)%, respectively.
(e)      Averages computed on a weighted average daily basis.
(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.





The accompanying notes are an integral part of this statement.

-------------------------------------------------------------------------------
New USA Growth Fund
Notes to Financial Statements
-------------------------------------------------------------------------------

1.       Significant Accounting Policies   New USA Mutual Funds, Inc. (the
"Company"), a Maryland corporation, was organized on December 30, 1991 as a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended. The Company has established one fund series to date: New USA Growth Fund (the "Fund") (effective May 15, 1996, the name of the Fund was changed from The New USA Mutual Fund to New USA Growth
Fund), which commenced operations on April 29, 1992. O'Neil Data Systems, Inc. is the parent company of William O'Neil + Co. Incorporated (WON + Co.) (the Fund's "Distributor") and New USA Research & Management Co. (the Fund's "Manager"). The Fund seeks capital growth by investing, under normal market conditions, the majority of its assets in the common stock of companies that are exhibiting accelerating earnings growth and are expected to continue to achieve superior growth in earnings and/or revenues.

         The following is a summary of significant accounting policies followed by the Fund.

Investment Valuation: Portfolio securities listed on national securities exchanges are valued at the last sale price on the business day as of which such value is being determined or, lacking any sales, at the closing bid price on such day. Portfolio securities traded in the over-the- counter market are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Directors of the Company shall determine in good faith to reflect the security's fair value. Index options are valued at the last sale price or, in the absence of a sale, the last bid price. Short-term debt securities having a maturity of 60 days or less from the valuation date are valued at amortized cost which approximates market value. Portfolio securities for which market quotations are not readily available are valued as determined in good faith by or under the direction of the Board of Directors.

Index Futures Contracts: The Fund may purchase or sell index futures contracts for the purpose of hedging the market risk on existing portfolio holdings or the intended purchase of securities. Futures contracts are contracts to buy or sell units of an index at a specified date at a price agreed upon when the contract is made. Upon entering into a contract, the Fund deposits with its custodian or broker an amount of "initial margin" of cash and liquid assets to guarantee delivery and payment of the futures contract. Subsequent payments to and from the broker, called "variation margin", are made on a daily basis as the value of the contract fluctuates. Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying securities. As of January 31, 1997, there were no futures contracts held.

Options on Indices: The Fund may purchase call and put options on any securities indices for hedging purposes only. To hedge the Fund's portfolio against a decline in value, the Fund may buy puts on stock indices; to hedge against increases in equity price pending investment in additional equities, the Fund may buy calls on stock indices. Upon the purchase of a call option or a protective put option by the Fund, the premium paid is recorded as an investment, and subsequently marked-to-market to reflect the current market value of the option. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased call or put option, the Fund will realize a gain or loss based on the change in the value of the index. As of January 31, 1997, there were no options contracts held.

Short Sales: The Fund may engage in short sale transactions. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore must subsequently purchase the same security. Upon entering into a short sale, the Fund must leave the proceeds from the short sale with the broker, and must also deposit with the broker a certain amount of cash or U.S. Government securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must deposit cash or U.S. Government securities as collateral in a segregated account with its custodian in an amount such that the value of both collateral deposits is at all times equal to 100% of the current market value of the securities sold short. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a capital loss, and if the price declines during this period, the Fund will realize a capital gain. The Fund may also sell securities short "against the box" in which it owns, or has the right to acquire at no additional cost, securities identical to those sold short. As of January 31, 1997, there were no open short sales.

Security Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex- dividend date. Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

Dividends and Distributions to Shareholders: The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales and excise tax regulations.

Federal Income Taxes: It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

Deferred Organization Expenses: Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.

Repurchase Agreements: A repurchase agreement is an instrument under which the purchaser acquires a security but agrees at the time of purchase to sell back the security to the seller at an agreed-upon date, price and interest rate. It is the policy of the Fund that the custodian takes possession of the underlying collateral securities. Collateral is marked-to-market daily to ensure that the market value of the underlying assets, including accrued interest is at least equal to the value of the seller's repurchase obligation. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses. These losses would equal the contract value of the repurchase agreement and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with commercial banks and registered broker/dealers deemed to be creditworthy by the Manager and only with respect to obligations of the U.S. government or its agencies. Refer to the Fund's Schedule of Investments for the contract value of repurchase agreements and accrued interest as of January 31, 1997.

Use of Estimates: The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues, and expenses of the Fund.

2.       Agreements with Affiliates and Other Parties       Under the terms of
the Investment Management Agreement (the "Management Agreement") between the Fund and the Manager, the Manager has agreed to provide investment management and advisory services, subject to the policies and control of the Board of Directors. The Management Agreement also requires the Manager to provide the Fund with office space and certain administrative services and provide the personnel needed by the Fund with respect to the Manager's responsibilities under the Management Agreement with the Fund. For these services and facilities, the Fund pays the Manager a management fee, computed and accrued daily and paid monthly, based upon the average daily net assets of the Fund at the following annual rates: 1% on the first $500 million of net assets and 0.75% on net assets exceeding $500 million.

         Any deferrals made by the Manager in its fees and any payments by the Distributor of Rule 12b-1 expenses are subject to recoupment or reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such recoupment or reimbursement and remain in compliance with applicable expense limitations, and provided the Manager is still at that time serving in such capacity and provided the payment of such expenses (or the recoupment of such fee) would not affect the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders. No such amounts were outstanding as of January 31, 1997

         The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to permit the Fund to compensate the Distributor for services provided and expenses incurred by it in promoting the sale of shares of the Fund, reducing redemptions, or maintaining or improving services provided to shareholders by the Distributor or dealers. The Plan provides for monthly payments by the Fund to the Distributor, subject to the authority of the Fund's Board of Directors to reduce the amount of payments or to suspend the Plan for such periods as they may determine. The amount of any such reimbursement by the Fund is limited under the Plan to 0.25% for service fees and 0.75% for all other permissible distribution expenses of the Fund's average net assets annually, and is also subject to state expense limitations.

         The Distributor acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. For the year ended January 31, 1997, the Distributor earned $95,264 in underwriting and broker commissions on sales of the Fund's shares. Additionally, the Distributor earned $224,020 in soft dollar commissions as broker on trades of portfolio securities for the year ended January 31, 1997.

         The Fund has entered into an Administration Agreement with State Street Bank and Trust Company (the Fund's "Administrator") dated May 1, 1993. The Administrator performs, or arranges for the performance of, certain administrative services for the Fund, including maintaining the books and records of the Fund, and preparing certain reports and other documents required by federal and/or state laws and regulations. For these services, the Fund pays the Administrator a fee at an annual rate of 0.10% of the Fund's average daily net assets up to $125 million, 0.08% of the next $125 million, and 0.04% of those assets in excess of $250 million.

         Certain officers and/or directors of the Fund are officers and/or directors of O'Neil Data Systems, Inc., WON + Co. and/or New USA Research & Management Co.

3. INVESTMENT TRANSACTIONS Purchases and proceeds from sales of investments, excluding short-term securities, for the year ended January 31, 1997, were $859,768,604 and $928,691,037, respectively.

At January 31, 1997, net unrealized appreciation for Federal income tax purposes aggregated $23,858,085 of which $25,633,867 related to appreciated securities and $1,775,782 related to depreciated securities. The aggregate cost of investments at January 31, 1997 for Federal income tax purposes was $190,383,278.

4.       FUND SHARE TRANSACTIONS   Proceeds and payments of Fund shares as shown
in the Statements of Changes in Net Assets are the result of the following share transactions :

                                                YEAR ENDED     YEAR ENDED
                                                JANUARY 31,    JANUARY 31,
                                                  1997           1996
                                               ------------  ------------
Shares sold . . . . . . . . . . . . . .           1,465,248       809,986
Shares reinvested from
  distributions   . . . . . . . . . . .           3,853,321     1,691,876
Less shares
  redeemed  . . . . . . . . . . . . . .          (2,478,847)   (4,283,992)
                                               ------------  ------------
Net increase (decrease)
  in shares
  outstanding   . . . . . . . . . . . .           2,839,722    (1,782,130)
                                               ============  ============

5.       LINE OF CREDIT   The Fund established a revolving line of credit with
Wells Fargo Bank, enabling the Fund to borrow up to $30,000,000 with interest at either the prime rate minus 2% or the bank's adjusted cost of funds rate plus three-fourths of one percent (0.75%). This revolving line of credit expired on November 11, 1996 and has not been renewed. The Fund was required to pay an annual fee of 0.125% of the unused portion on a quarterly basis. The average daily loan balance was $14,012,654, at a weighted average interest rate of 6.28%. The maximum loan outstanding during the year ended January 31, 1997 was $26,225,000.

6.       CERTAIN RECLASSIFICATIONS   In accordance with Statement of Position
93-2, the Fund has reclassified $2,932,005 from accumulated realized gain on investments-net and $146 from additional paid-in-capital to accumulated net investment income. These reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

7.      SUBSEQUENT EVENT   On March 4, 1997, the directors of the Company
approved an Agreement and Plan of Reorganization (the "transaction") in which the assets of the Fund would be combined with the assets of the MFS Emerging Growth Fund ("MFS Fund"), a series of the MFS Series Trust II. As a result of this transaction, the shareholders of the Fund would become shareholders of the MFS Fund. Following the transaction, the Company would cease operations. The transaction is subject to the approval of the shareholders of the Fund at a shareholder meeting will be held on May 28, 1997. In conjunction with this transaction, Massachusetts Financial Service Company will purchase the Fund's Manager.

-------------------------------------------------------------------------------
                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
-------------------------------------------------------------------------------

To the Shareholders and Board of Directors of New USA Growth Fund:



         We have audited the accompanying statement of assets and liabilities of New USA Growth Fund (a portfolio constituting the New USA Mutual Funds, Inc.), including the schedule of investments, as of January 31, 1997, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New USA Growth Fund as of January 31, 1997, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods presented in conformity with generally accepted accounting principles.





Arthur Andersen LLP



Boston, Massachusetts
March 4, 1997